UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

     Robert Scott McLellan     New York, New York     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $124,202 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BOISE INC                      *W EXP 06/18/201 09746Y113        8   752100 SH       SOLE                   752100
COVANTA HLDG CORP              COM              22282E102    11309   515000 SH       SOLE                   515000
EAGLE BULK SHIPPING INC        COM              Y2187A101     1364   200000 SH       SOLE                   200000
EMCORE CORP                    COM              290846104     1260   969100 SH       SOLE                   969100
FISERV INC                     COM              337738108    11093   305000 SH       SOLE                   305000
FLEXTRONICS INTL LTD           ORD              Y2573F102     4096  1600000 SH       SOLE                  1600000
ISHARES TR                     MSCI EMERG MKT   464287234     4370   175000 SH       SOLE                   175000
MASTERCARD INC                 CL A             57636Q104    11434    80000 SH       SOLE                    80000
MGM MIRAGE                     COM              552953101     1789   130000 SH       SOLE                   130000
ORACLE CORP                    COM              68389X105    11525   650000 SH       SOLE                   650000
SINA CORP                      ORD              G81477104     2315   100000 SH       SOLE                   100000
SOLERA HOLDINGS INC            COM              83421A104    12171   505000 SH       SOLE                   505000
SPDR TR                        UNIT SER 1       78462F103    11009   122000 SH       SOLE                   122000
TRANSDIGM GROUP INC            COM              893641100     8393   250000 SH       SOLE                   250000
UNION PAC CORP                 COM              907818108    11950   250000 SH       SOLE                   250000
WESCO INTL INC                 COM              95082P105     9711   505000 SH       SOLE                   505000
XTO ENERGY INC                 COM              98385X106    10405   295000 SH       SOLE                   295000